Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 3,514,069	$ 4,137,050	$ 4,162,596
Credit card holdback receivable	125,684	140,789	172,169
Accounts receivable, net of allowances and reserves of $41,840 and $42,006, respectively	444,722	479,148	958,695
Prepaid expense and other current assets	215,226	228,296	1,047,483
Total current assets	4,299,701	4,985,283	6,340,943
Property and equipment, net	602,672	622,712	793,305
Goodwill	13,086,472	13,086,472	14,304,667
Intangible assets, net	3,499,255	3,920,443	5,605,193
Other receivables	52,267	52,267	82,435
Other assets	85,657	97,270	397,608
Total assets	21,626,024	22,764,447	27,524,151
Current liabilities:
Accounts payable	2,084,402	2,374,253	1,665,831
Accrued expenses and other current liabilities	124,282	405,646	472,406
Deferred subscription revenue	2,406,058	2,553,826	2,828,827
Total current liabilities	4,614,742	5,333,725	4,967,064
Deferred rent, net of current portion			261,286
Deferred tax liability			1,452,339
Total liabilities	4,614,742	5,333,725	6,680,689
Commitments and Contingencies
Stockholders' equity:
Common stock, $0.001 par value, 25,000,000 shares authorized; and 6,881,794 shares issued and outstanding	6,882	6,882	6,715
Additional paid-in capital	18,736,129	18,346,914	15,865,568
(Accumulated deficit) retained earnings	(1,731,729)	(923,074)	4,971,179
Total stockholders' equity	17,011,282	17,430,722	20,843,462
Total liabilities and stockholders' equity	$ 21,626,024	$ 22,764,447	$ 27,524,151